Securitizations and Variable Interest Entities - Classification of Consolidated VIEs' Assets and Liabilities (Parenthetical) (Detail) (Variable Interest Entity, primary beneficiary [Member], JPY ¥)
In Billions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Variable Interest Entity, primary beneficiary [Member]
Variable Interest Entity [Line Items]
Aircraft purchase deposits	¥ 5	¥ 16